Note O - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 807	$ 98	$ 94
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0		$ 0
Other Real Estate, Ending Balance		228
Other Real Estate, Gross		2,217
Real Estate Owned, Valuation Allowance, Ending Balance		1,989
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve, Amount		594
Collateral Dependent Loans [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	7,010	362
Impaired Financing Receivable, Related Allowance	807	98
Financing Receivable, Credit Loss, Expense (Reversal)	$ 807	4
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 0